NOTE PAYABLE, RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Note Payable Related Party
NOTE PAYABLE, RELATED PARTY

NOTE 12 – NOTE PAYABLE, RELATED PARTY

For the period ended December 31, 2020, the Company signed a note payable agreement (“Amir 2020 note”) with the Company’s Chief Executive Officer for advances up to $5,000,000 at 0% interest rate. The entire balance is due January 31, 2023. As of December 31, the Company has a balance of $2,162,562 owed to the Chief Executive Officer of the Company. The note payable was subsequently amended on February 2, 2021.

On February 2, 2021, the Company and Amir Ben-Yohanan, its Chief Executive Officer, entered into a promissory note in the total principal amount of $2,400,000 (the “Amir 2021 Note”) to replace the Amir 2020 note. The Note memorializes a $2,400,000 loan that Mr. Ben-Yohanan previously advanced to the Company and its subsidiaries to fund their operations. The Amir 2021 Note bears simple interest at a rate of eight percent (8%) per annum, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest of the Note at any time without penalty.

At the time of the qualification by the SEC of the Company’s Offering Circular, pursuant to Regulation A, $1,000,000 of the Indebtedness shall, automatically and without any further action of the Company or the Holder, be converted into a number of restricted fully paid and non-assessable shares of shares of common stock, par value $0.001 per share, of the Company equal to (i) $1,000,000 divided by (ii) the price per share of the Common Stock as offered in the Offering Circular.

In accordance with ASC 470-50-40-10 a modification or an exchange of debt that adds or eliminates a substantive conversion option as of the conversion date would always be considered substantial and require extinguishment accounting. We concluded the conversion features of the Amir 2021 note is substantial. As a result, we recorded a loss on the extinguishment of debt in the amount of $297,138 in our consolidated statements of operations and credit as premium on the note payable to the related party. The premium will be amortized over the life of the loan which is expired on February 2, 2024.

The Company’s Regulation A Offering Circular was qualified on June 11, 2021. As a result, the principal balance of $1,000,000 has been converted to common stock and recorded under shares to be issued until it is issued.

The Company amortized $22,411 and $15,467 of the discount on the convertible notes payable to interest expense for the three months ended March 31, 2022 and 2021, respectively. The outstanding debt premium as of March 31, 2022 was $94,644.

For the three months ended March 31, 2022 and 2021, the Company paid $105,822 and $0 to the Amir 2021 Note, respectively.

The balance as of March 31, 2022 and December 31, 2021 were $1,164,042 and $1,269,864, respectively.

NOTE 13 – NOTE PAYABLE, RELATED PARTY

For the period ended December 31, 2020, the Company signed a note payable agreement (“Amir 2020 note”) with the Company’s Chief Executive Officer for advances up to $5,000,000 at 0% interest rate. The entire balance is due January 31, 2023. As of December 31, the Company has a balance of $2,162,562 owed to the Chief Executive Officer of the Company. The note payable was subsequently amended on February 2, 2021.

On February 2, 2021, the Company and Amir Ben-Yohanan, its Chief Executive Officer, entered into a promissory note in the total principal amount of $2,400,000 (the “Amir 2021 Note”) to replace the Amir 2020 note. The Note memorializes a $2,400,000 loan that Mr. Ben-Yohanan previously advanced to the Company and its subsidiaries to fund their operations. The Amir 2021 Note bears simple interest at a rate of eight percent (8%) per annum, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest of the Note at any time without penalty.

At the time of the qualification by the SEC of the Company’s Offering Circular, pursuant to Regulation A, $1,000,000 of the Indebtedness shall, automatically and without any further action of the Company or the Holder, be converted into a number of restricted fully paid and non-assessable shares of shares of common stock, par value $0.001 per share, of the Company equal to (i) $1,000,000 divided by (ii) the price per share of the Common Stock as offered in the Offering Circular.

In accordance with ASC 470-50-40-10 a modification or an exchange of debt that adds or eliminates a substantive conversion option as of the conversion date would always be considered substantial and require extinguishment accounting. We concluded the conversion features of the Amir 2021 note is substantial. As a result, we recorded a loss on the extinguishment of debt in the amount of $297,138 in our consolidated statements of operations and credit as premium on the note payable to the related party. The premium will be amortized over the life of the loan which is expired on February 2, 2024.

The Company’s Regulation A Offering Circular was qualified on June 11, 2021. As a result, the principal balance of $1,000,000 has been converted to common stock and recorded under shares to be issued until it is issued.

The Company amortized $180,084 and $0 of the discount on the convertible notes payable to interest expense for the year ended December 31, 2021 and for the period from January 2, 2020 (inception) to December 31, 2020, respectively. The outstanding debt premium as of December 31, 2021 was $117,054.

The balance as of December 31, 2021 and December 31, 2020 were $1,269,864 and $0, respectively.